Nature of Business and Liquidity	12 Months Ended
Dec. 31, 2021
Disclosure Of Nature Of Business And Going Concern [Abstract]
Nature of Business and Liquidity [Text Block]

1. Nature of Business and Liquidity

PolyMet Mining Corp. was incorporated in British Columbia, Canada on March 4, 1981 under the name Fleck Resources Ltd. and changed its name to PolyMet Mining Corp. on June 10, 1998. Through its 100%-owned subsidiary, Poly Met Mining, Inc. ("PolyMet US" and, together with PolyMet Mining Corp., "PolyMet" or the "Company"), the Company is engaged in the exploration and development of natural resource properties.

The Company's shares are listed on the TSX and NYSE American. Glencore AG, a wholly owned subsidiary of Glencore plc (together "Glencore"), has a majority shareholder relationship with the Company as a result of Glencore's ownership of 71% of the Company's issued shares.

The Company's primary mineral property is the NorthMet Project ("NorthMet" or "Project"), a polymetallic project in northeastern Minnesota, United States of America, which comprises the NorthMet copper-nickel-precious metals ore body and the Erie Plant, a processing facility located approximately six miles from the ore body.

PolyMet received its Permit to Mine from the State of Minnesota in November 2018, a crucial permit for construction and operation of the Project. The Minnesota Department of Natural Resources ("MDNR") also issued all other permits for which the Company had applied including dam safety, water appropriations, endangered and threatened species takings, and public waters work permits, along with Wetlands Conservation Act approval. In addition, PolyMet received air and water permits from the Minnesota Pollution Control Agency ("MPCA") in December 2018. Further, PolyMet received the federal Record of Decision and Section 404 Wetlands Permit from the U.S. Army Corps of Engineers ("USACE") in March 2019, which was the last key permit or approval needed to construct and operate the Project.

Legal challenges contesting various aspects of federal and state decisions and permits are ongoing and have delayed the Project timeline. All legal challenges that have reached a final determination have been in favor of the Company and of the more than 20 permits issued, all are active with the exception of three (Permit to Mine, NPDES water discharge permit, 404 wetlands permit). In April 2021, the Minnesota Supreme Court overturned a decision by the Minnesota Court of Appeals ("MCOA") for an open-ended contested case hearing and instead limited the Permit to Mine contested case hearing to the effectiveness of bentonite clay at the tailings basin. In January 2022, the MCOA affirmed key aspects of the NPDES water discharge permit but ordered the MPCA to consider whether any discharges to groundwater will be the "functional equivalent" of discharges to navigable waters. The 404 wetlands permit is suspended pending the outcome of a 401a2 hearing by the USACE. PolyMet cannot act on these permits until the litigation is resolved of which the timing is uncertain.

The realization of the Company's investment in NorthMet and other assets is dependent upon various factors, including the existence of economically recoverable mineral reserves, the ability to obtain and maintain permits necessary to construct and operate NorthMet, the ability to obtain financing necessary to complete the development of NorthMet, and to conduct future profitable operations or alternatively, disposal of the investment on an advantageous basis.

The Company has experienced recurring losses from operations and net cash outflows for operating and investing activities, which are expected to continue until the Project is constructed and operational. As at December 31, 2021, the Company had cash of $2.958 million and a working capital deficiency of $17.609 million, primarily due to the $17.695 million promissory note with Glencore being due February 28, 2022. Subsequent to year end, the Company agreed to issue unsecured convertible debentures to Glencore in four tranches during 2022 with a total principal amount of up to $40.0 million, the amount of each tranche to be determined jointly by the Company and Glencore. The debentures are due on the earlier of March 31, 2023 or upon $100 million of Project financing. The first tranche in the amount of $26.0 million was issued on February 14, 2022 with a portion of the proceeds used to repay the promissory note due February 28, 2022 (see Notes 9 and 16).

The Company believes it is probable it will continue to receive funding from Glencore or other financing sources, including funding from the issuance of unsecured convertible debentures, allowing the Company to satisfy future financial obligations, to complete development of the Project and to conduct future profitable operations. Management's belief is based upon the underlying value of the Project, progress on obtaining and maintaining permits, ongoing discussions with potential financiers and the majority shareholder relationship with Glencore. Glencore has committed to provide financial support to enable the Company to continue its business operations for the next twelve months from the date of these consolidated financial statements.

In late December 2019, a novel coronavirus ("COVID-19") was identified and subsequently spread worldwide. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic creating an unprecedented global health and economic crisis. The impact of COVID-19 and its variants (together "COVID") on global markets has been significant. The duration and magnitude of COVID's effects on the economy, movement of goods and services, the commodity markets, and on the Company's financial and operational performance remains uncertain at this time. As of the date of these statements, there has not been any material direct impact on the Company's operations as a result of COVID.

The Company will continue to closely monitor the potential impact of COVID on its business. Should the duration, spread or intensity of the COVID pandemic deteriorate in the future, there could be a potentially material and negative impact on the Company's business, including the market for its securities, the ability to raise capital, and the valuation of its non-financial assets including mineral property, plant and equipment and intangibles. Impacts from COVID could also include a temporary cessation of operations due to a localized outbreak amongst Company personnel or in the Company's supply chain.